STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Preferred Stock

At September 30, 2020, the Company had 10,000,000 shares of preferred stock, par value $0.0001, authorized, of which 5,000,000 shares are designated as Series A (see below for details) and 5,000,000 shares are non-designated (“blank check”) shares.

Series A Preferred Stock Offering

On August 14, 2020, the Company entered into securities purchase agreements (the “2020 Purchase Agreements”) with certain purchasers (the “2020 Investors”), which provided for the sale of an aggregate of $4,435,000 and the exchange for debt of $265,779 of the Company’s Series A Convertible Preferred Stock (the “Series A Preferred”) at a purchase price of $2.00 per share (the “Purchase Price”) (the “Offering”). On August 14, 2020 and August 27, 2020, pursuant to the 2020 Purchase Agreements, the Company issued an aggregate of 2,350,390 shares of Series A Preferred to the Investors (collectively the “2020 Closing”). In connection with the 2020 Closing, Eric Brock, the Company’s Chief Executive Officer purchased 157,500 shares of Series A Preferred. The aggregate gross proceeds to the Company from the 2020 Closing was $4,700,779. After payment of offering expenses, the net proceeds to the Company from the 2020 Closing was $4,483,749.

The Company evaluated its Series A Preferred to determine if those instruments or embedded components of those instruments qualify as derivatives to be accounted for separately. The Preferred Shares include an embedded contingent automatic conversion option which is bifurcated from the Preferred Shares and recorded separately as a derivative liability, creating a discount to the Preferred Shares. The fair value of the embedded derivative is recorded as a liability and marked-to-market each balance sheet date, with the change in fair value recorded as other income (expense) in the Company’s unaudited condensed consolidated statement of operations. The discount arising from the identification of the embedded conversion feature will not be accreted or amortized as the Series A Preferred has been classified in equity.

The Series A Preferred were offered and sold exclusively to accredited investors in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), as a transaction not involving a public offering, pursuant to Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder. The Investors represented their intentions to acquire the securities for investment only and not with a view to or for sale in connection with any distribution thereof, and appropriate legends were placed upon the stock certificates and book entry statements issued in the transaction. The offer and sale of the securities were made without any general solicitation or advertising.

Certificate of Designation Series A Preferred Stock

In connection with the Closing on August 14, 2020, the Company filed a Certificate of Designation with the State of Nevada to designated 5,000,000 shares of the Company’s preferred stock as Series A Preferred. Shares of Series A Preferred rank pari passu with the Company’s common stock, except that holders of Series A Preferred shall have certain liquidation preferences as set forth in the Certificate of Designation and the holders of the Series A Preferred are not entitled to vote on any matters presented to the stockholder of the Company. The Certificate of Designation became effective on the Closing Date.

The Series A Preferred is convertible at a holder’s election any time beginning nine months from the 2020 Closing into shares of the Company’s common stock at an initial conversion price equal to the Purchase Price, subject to certain adjustments described below, so that, initially, each share of Series A Preferred shall be convertible into one (1) share of the Company’s common stock. Also, the Series A Preferred will be automatically converted into the Company’s common stock (a “Mandatory Conversion”), at the then applicable conversion price, in the event of an equity offering of shares of the Company’s common stock resulting in the Company uplisting to a national securities exchange (provided that if the per share offering price in such offering is less than the then applicable conversion price for the Series A Preferred, the Series A Preferred will automatically convert based on the offering price in such offering).

In the event of any stock split, stock dividend, or stock combination, the number of shares deliverable and the conversion price of the Series A Preferred will be appropriately adjusted. In the event a Mandatory Conversion is triggered, if the offering price on the date such Mandatory Conversion is triggered is less than a 25% premium to the Purchase Price, the Company will issue additional shares of the Company’s common stock for each outstanding share of Series A Preferred to ensure the effective conversion price equals a 25% discount to the Purchase Price.

Also, for a period of one year from the date of the Purchase Agreements, if the Company undertakes an underwritten public equity offering, the holders of Series A Preferred will enter into a lock-up agreement with respect to the sale of the Series A Preferred and the Company’s common stock underlying such Series A Preferred as may be reasonably requested by the Company or the Company’s underwriter for such public equity offering.

Common Stock

At September 30, 2020, the Company had 116,666,667 shares of common stock, par value $0.0001 (the “Common Stock”) authorized for issuance, of which 19,796,154 shares of our Common Stock were issued and outstanding.

Warrants to Purchase Common Stock

We use the Black-Scholes-Merton option pricing model (“Black-Scholes Model”) to determine the fair value of warrants to purchase Common Stock of the Company (“Warrants”). The Black-Scholes Model is an acceptable model in accordance with the GAAP. The Black-Scholes Model requires the use of a number of assumptions including volatility of the stock price, the weighted average risk-free interest rate, and the weighted average term of the Warrant.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the Warrants. Estimated volatility is a measure of the amount by which our stock price is expected to fluctuate each year during the expected life of the award. Our estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available over a period equal to the expected life of the awards. We used the historical volatility of peer entities due to the lack of sufficient historical data of our stock price.

On May 6, 2020, the Company’s Board issued (i) Warrants to purchase an aggregate of 47,917 shares of Common Stock with an exercise price of $7.50 per share, and (ii) Warrants to purchase an aggregate of 9,793 shares of Common Stock with an exercise price of $6.39 per share.

On May 6, 2020, the Company also issued Warrants to purchase an aggregate of 231,543 shares of Common Stock with an exercise price of $7.5 to certain former employees in exchange for 231,543 stock options to purchase Common Stock of the Company. The Company did not recognize any incremental compensation as a result of the exchange.

All of the above Warrants were issued to certain individuals for prior service to the Company. The Warrants are fully vested and have a term of five years. The Warrants were, and the shares of Common Stock underlying the Warrants will be, issued in reliance on the exemption from registration provided by Section 4(a)(2) under the Securities Act of 1933, as amended, as a sale not involving any public offering. The assumptions used in the Black-Scholes Model are set forth in the table below.

Stock price	$6.00
Risk-free interest rate	0.24%
Volatility	45.17%
Expected life in years	3
Dividend yield	0.00%

For the three and nine months ended September 30, 2020, $0 and $83,654, respectively was recorded in stock-based compensation in the accompanying unaudited condensed consolidated financial statements. No Warrants were issued during the nine months ended September 30, 2019. As of September 30, 2020, we had Warrants outstanding to purchase an aggregate of 1,879,785 shares of Common Stock with a weighted-average contractual remaining life of approximately 2.4 years, and exercise prices ranging from $0.03 to $9.75 per share, resulting in a weighted average exercise price of $9.15 per share. At September 30, 2020, no Warrants had been exercised.

Equity Incentive Plan

In connection with the Closing, our Board approved, and our stockholders adopted, the 2018 Equity Incentive Plan (the “2018 Plan”) pursuant to which 3,333,334 shares of our Common Stock has been reserved for issuance to employees, including officers, directors and consultants. The 2018 Plan shall be administered by the Board, provided however, that the Board may delegate such administration to the compensation committee of the Board (the “Compensation Committee”). Subject to the provisions of the 2018 Plan, the Board and/or the Compensation Committee shall have authority to grant, in its discretion, incentive stock options, or non-statutory options, stock awards or restricted stock purchase offers (“Equity Awards”).

Stock Options to Purchase Common Stock

In January 2020, pursuant to the terms of a Severance Agreement, a stock option to purchase 6,542 shares of the Company’s Common Stock (the “Option”) (valued at $15,479), was promised to a former employee pursuant to the 2018 Plan. On May 6, 2020, the Option was, by mutual consent, changed to a Warrant, which Warrant is included in the discussion of Warrants above.

On May 6, 2020, the Compensation Committee of the Board granted Options to purchase an aggregate of 499,674 shares of the Company’s Common Stock with an exercise price of $6.39 per share. These Options, granted pursuant to the Company’s 2018 Plan, were granted to employees and consultants of the Company in connection with their service to the Company. The assumptions used in the Black-Scholes Model are set forth in the table below.

Stock price	$6.00
Risk-free interest rate	0.37%
Volatility	42.03-42.19%
Expected life in years	5.5-5.8
Dividend yield	0.00%

For the three and nine months ended September 30, 2020, $81,174 and $833,959, respectively, was recorded in stock-based compensation in the accompanying unaudited condensed consolidated financial statements. No Options were issued during the nine months ended September 30, 2019. As of September 30, 2020, we had outstanding Options to purchase an aggregate of 499,674 shares of the Company Common Stock, with a weighted-average contractual remaining life of approximately 9.6 years, and all of which having an exercise price of $6.39. At September 30, 2020, total unrecognized estimated compensation expense related to non-vested Options issued prior to that date was approximately $301,216, which is expected to be recognized over a weighted-average period of 1.6 years. At September 30, 2020, no Options had been exercised.

Restricted Stock Purchase Offers

On June 3, 2020, the Company entered into an agreement wherein restricted stock purchase offers (“RSU(s)”) for the issuance of 1,000,000 shares of the Company’s Common Stock, with deferred distribution, was granted and issued to Thomas V. Bushey, the Company’s President, pursuant to the 2018 Plan. Stock-based compensation expense for the three and nine months ended September 30, 2020 was $1,050,000 and $2,100,000. Non-vested RSUs as of September 30, 2020 totaled 750,000 shares. The weighted average grant-date fair value for the RSU is $8.40. The weighted average vesting period of the RSU is 2.0 years. As of September 30, 2020, unrecognized compensation expense related to the unvested portion of the RSU was $6,300,000, which is expected to be recognized over a weighted average period of 1.5 years.

During 2018, the Company entered into an agreement wherein RSUs for the issuance of 126,160 shares of the Company’s Common Stock (the “2018 RSUs”), with deferred distribution, was promised to a consultant pursuant to the 2018 Plan (the “RSU Agreement”). On September 21, 2020, the Company executed the RSU Agreement with the consultant. The 2018 RSUs vested upon the issuance of the RSU Agreement: however, the underlying shares of the Company’s Common Stock will not be issued and delivered to the consultant until December 1, 2021, at the request of the consultant. Stock-based compensation expense for the three and nine months ended September 30, 2020 was $10,117 and $30,357, respectively. The weighted average grant-date fair value for the RSU is $0.66. The weighted average vesting period of the RSU is 2.0 years. As of September 30, 2020, there was no unrecognized compensation expense related to these RSU’s.

The Company recognizes RSU expense over the period of vesting or period that services will be provided. Compensation associated with shares of Common Stock issued or to be issued to consultants and other non-employees is recognized over the expected service period beginning on the measurement date, which is generally the time the Company and the service provider enter into a commitment whereby the Company agrees to grant shares in exchange for the services to be provided.

NOTE 9 – STOCKHOLDERS’ EQUITY

Preferred Stock

At December 31, 2019, the Company had 10,000,000 shares of Preferred Stock, par value $0.0001, authorized for issuance, of which no shares of preferred stock were issued or outstanding.

Common Stock

At December 31, 2019, the Company had 116,666,667 shares of Common Stock, par value $0.0001 (the “Common Stock”) authorized for issuance, of which 19,756,154 shares of our Common Stock were issued and outstanding.

Securities Purchase Agreement

On September 27, 2019, Ondas Holdings entered into a securities purchase agreement (the “Purchase Agreement”) with certain purchasers (the “Investors”), which provided for the sale of up to $12,500,000 of Units (including an over-allotment option exercisable by the placement agent for the Company to sell up to an additional $2,500,000 of Units) at a cash purchase price of $7.50 per Unit (the “Offering”). Each Unit consists of one-third of a share of Common Stock and one-sixth of one warrant to purchase one share of Common Stock at an exercise price of $9.75 per share for a period commencing six months and ending 36 months after the closing date (the “Investor Warrants”).

On September 27, 2019 (the “Initial Closing Date”), pursuant to the Purchase Agreement, the Company issued an aggregate of 808,731 Units to the Investors (the “Initial Closing”). In connection with the Initial Closing, Eric Brock, the Company’s Chief Executive Officer, purchased 133,334 Units totaling $1,000,000. The aggregate gross proceeds to the Company from the Initial Closing was $6,065,000.

On October 30, 2019 (the “Second Closing Date”), pursuant to the Purchase Agreement, the Company issued an aggregate of 68,671 Units to the Investors (the “Second Closing”). The aggregate gross proceeds to the Company from the Second Closing was $515,000.

On November 27, 2019 (the “Third Closing Date”), pursuant to the Purchase Agreement, the Company issued an aggregate of 84,540 Units to the Investors (the “Third Closing”). The aggregate gross proceeds to the Company from the Third Closing was $634,000.

The table below details the net proceeds of the Offering.

Gross Proceeds:
Initial Closing	$6,065,000
Second Closing	515,000
Third Closing	634,000
7,214,000
Offering Costs:
Placement Agent fees	(721,400)
Other offering costs	(382,878)
Net Proceeds	$6,109,722

Pursuant to the Purchase Agreement, the Company has agreed to indemnify the Investors for liabilities arising out of or relating to (i) any breach of any of the representations, warranties, covenants or agreements made by the Company or its subsidiary in the Purchase Agreement or related documents or (ii) any action instituted against an Investor with respect to the Offering, subject to certain exceptions. The Purchase Agreement also contains customary representations and warranties and covenants of the Company and was subject to customary closing conditions.

In addition, on the Initial Closing Date, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investors, pursuant to which the Company agreed to register for resale by the Investors the shares of Common Stock and the shares of Common Stock issuable upon exercise of the Investor Warrants purchased by the Investors pursuant to the Purchase Agreement. The Company previously committed to file the registration statement no later than October 27, 2019, however it filed the registration statement December 5, 2019. The Registration Rights Agreement provides for liquidated damages upon the occurrence of certain events, including the Company’s failure to file the registration statement by the deadline set forth above. The amount of liquidated damages payable to an Investor is 1.0% of the aggregate amount invested by such Investor for each 30-day period, or pro rata portion thereof, during which the default continues. To date the Company has paid $60,650 and accrued $19,053 in liquidated damages. Also, in connection with the Offering, the Company’s executive officers and directors entered into lock-up agreements with the Placement Agent (as defined below) that restrict their ability to sell or transfer their shares for a period of 180 days after the Initial Closing Date (the “Lock-Up Agreement”).

National Securities Corporation, a wholly owned subsidiary of National Holdings, Inc., acted as placement agent (the “Placement Agent”) in the Offering. As detailed above, the Placement Agent received an aggregate cash fee of $721,400, or 10.0% of the gross proceeds raised in connection with the Offering, reimbursement of transaction expenses of $40,000 (included in Other offering costs above), and warrants to purchase an aggregate of 96,187 shares of Common Stock at an exercise price equal to $9.75 per share (the “Placement Agent Warrants”). The Placement Agent Warrants are exercisable for a period commencing six months and ending 36 months after the Initial Closing Date.

The Units were offered and sold exclusively to accredited investors, and the Placement Agent Warrants were offered and sold to the Placement Agent, in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), as a transaction not involving a public offering, pursuant to Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder. The Investors and the Placement Agent represented their intentions to acquire the securities for investment only and not with a view to or for sale in connection with any distribution thereof, and appropriate legends were placed upon the stock certificates, Investor Warrants and Placement Agent Warrants issued in the transaction. The offer and sale of the securities were made without any general solicitation or advertising.

Conversion of Notes Payable and Other Financing Agreements

In connection with the Initial Closing, on the Initial Closing Date, the notes payable and other financing agreements (the “Debt Obligations”) (see NOTE 7 for further details), with an aggregate of $3,933,767 principal and interest outstanding, were converted into an aggregate of 524,504 Units.

Conversion of Loan and Security Agreement with Energy Capital, LLC

In connection with the Initial Closing, on the Initial Closing Date, the Loan and Security Agreement by and between the Company and Energy Capital, a greater than five percent stockholder of the Company, with an aggregate of $10,563,104 principal and interest outstanding, was converted into of 1,408,414 Units.

Issuance of Common Stock

On December 15, 2019, the Company issued 40,000 shares of its common stock to Steward Capital in conjunction with an amendment to loan and security agreement (See NOTE 8 for further details).

Warrants to Purchase Common Stock

We use the Black-Scholes-Merton option pricing model (“Black-Scholes Model”) to determine the fair value of warrants to purchase Common Stock of the Company (“Warrants”). The Black-Scholes Model is an acceptable model in accordance with the GAAP. The Black-Scholes Model requires the use of a number of assumptions including volatility of the stock price, the weighted average risk-free interest rate, and the weighted average term of the Warrant.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the Warrants. Estimated volatility is a measure of the amount by which our stock price is expected to fluctuate each year during the expected life of the award. Our estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available over a period equal to the expected life of the awards. We used the historical volatility of peer entities due to the lack of sufficient historical data of our stock price.

As of December 31, 2019, we had Warrants outstanding to purchase an aggregate of 1,590,535 shares of Common Stock with a weighted-average contractual remaining life of approximately 2.8 years, and exercise prices ranging from $0.03 to $9.75 per share, resulting in a weighted average exercise price of $9.45 per share. At December 31, 2019, no warrants were exercised.

On September 27, 2019, we granted an aggregate of 1,451,710 3-year Warrants to participants in our Securities Purchase Agreement (see above for further details). The Warrants vested on the date of the grant and had a grant date fair value of $0.99 per share. Also, on September 27, 2019, we granted a Warrant to an individual lender for the purchase of an aggregate of 46,893 shares of Common Stock (see NOTE 7 for further details). The Warrant vested on the date of the grant, expires on September 26, 2024 and has a grant date fair value of $7.47 per share.

On October 30, 2019, we granted an aggregate of 41,206 3-year Warrants to participants in our Securities Purchase Agreement (see above for further details). The Warrants vested on the date of the grant and had a grant date fair value of $1.05 per share.

On November 27, 2019, we granted an aggregate of 50,726 3-year Warrants to participants in our Securities Purchase Agreement (see above for further details). The Warrants vested on the date of the grant and had a grant date fair value of $1.02 per share.

The assumptions used in the Black-Scholes Model are set forth in the table below.

Stock price	$7.5
Risk-free interest rate	1.58-1.63%
Volatility	38.50-39.57%
Expected life in years	3-5
Dividend yield	0.00%

Equity Incentive Plan

In connection with the Closing, our board of directors (the “Board”) approved, and our stockholders adopted, the 2018 Equity Incentive Plan (the “2018 Plan”) pursuant to which 3,333,334 shares of our Common Stock has been reserved for issuance to employees, including officers, directors and consultants. The 2018 Plan shall be administered by the Board, provided however, that the Board may delegate such administration to the compensation committee (the “Committee”). Subject to the provisions of the 2018 Plan, the Board and/or the Committee shall have authority to grant, in its discretion, incentive stock options, or non-statutory options, stock awards or restricted stock purchase offers (“Equity Awards”).

In August 2019, pursuant to the terms of Severance Agreements, 225,001 incentive stock options with deferred distribution were promised to two former employees of the Company pursuant to the 2018 Plan (both employees participated in the restricted stock purchase offers (“RSUs”) discussed below). For the year ended December 31, 2019, $435,312 in related stock compensation expense has been recorded and is included in the accompanying consolidated financial statements.

During 2018, the Company entered into an agreement wherein 126,160 RSUs with deferred distribution were promised to a consultant for the Company pursuant to the 2018 Plan. For the year ended December 31, 2019, $50,599 in related stock compensation expense has been recorded and is included in the accompanying consolidated financial statements. The Company has not yet executed the RSU agreement with the consultant. Also during 2018, the Company entered into agreements where an aggregate of 136,160 RSUs pursuant to the 2018 Plan were promised to employees for services provided during 2019. In August 2019, certain employees were terminated and, in accordance with their separation agreements, any liabilities related to their promised RSUs were eliminated. Accordingly, the Company has recorded expense of $71,789 for the year ended December 31, 2019, with respect to such awards which is included in the accompanying consolidated financial statements. The Company has not yet executed RSU agreements with the remaining employees. The total amount of non-vested restricted units awarded as of December 31, 2019 is $143,804 shares. The weighted average grant-date fair value for the restricted stock awards is $0.75. The weighted average vesting period of the restricted stock awards is 2.0 years. As of December 31, 2019, unrecognized compensation expense related to the unvested portion of the Company’s restricted stock awards was $42,759, which is expected to be recognized over a weighted average period of 0.75 years.

The Company recognizes stock compensation expense generally upon the grant date and over the period of vesting or period that services will be provided. Compensation associated with shares issued or to be issued to consultants and other non-employees is recognized over the expected service period beginning on the measurement date which is generally the time the Company and the service provider enter into a commitment whereby the Company agrees to grant shares in exchange for the services to be provided.

As of December 31, 2019, the Board has not approved the grant of any Equity Awards under the 2018 Plan.